Derivative Liabilities (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Derivative liabilities	$ 35,299		$ 35,299
Conversion note description			Conversion of the notes to stock would be completed monthly after any holding period and would be limited based on: 5% of the last 6 months average trading volume and the ownership limit identified in the contract assuming the underlying number of common shares increases at 1% per month.
Interest expense related to amortization of debt discount			$ 35,299		$ 259,813
Unamortized debt discount related to derivative liability	0		0		0
Change in fair value of derivative liability		$ (196,689)		$ (202,201)	(288,643)	$ (102,444)
Derivative liability for warrants and convertible debt		$ 4,083		4,083		3,293	$ 216,705
Resolutions of derivative liabilities due to debt conversions			$ 35,299	$ 175,792	$ 279,112	$ 833,583
Warrant [Member]
Volatility percentage			145.00%